Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Risk management and financial instruments
Schedule of classification of financial instruments

The classification of financial instruments is presented in the table below:

	December 31, 2022					December 31, 2021
	Amortized cost	Fair value through profit or loss	Level 1	Level 2	Level 3	Amortized cost	Fair value through profit or loss	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	43,796	56,447	56,447	-	-	235,472	346,759	346,759	-	-
Financial investment	-	8,160	8,160	-	-	-	7,005	7,005	-	-
Trade accounts receivable	156,012	-	-	-	-	142,407	-	-	-	-
Derivative financial instruments	-	-	-	-	-	-	74	-	74	-
Total assets	199,808	64,607	64,607	-	-	377,879	353,838	353,764	74	-
Liabilities
Loans and financing	166,834	-	-	-	-	208,138	-	-	-	-
Trade and other payable	265,820	-	-	-	-	145,360	-	-	-	-
Liabilities from acquisition	285,428	66,202	-	-	66,202	-	236,289	-	-	236,289
Total liabilities	718,082	66,202	-	-	66,202	353,498	236,289	-	-	236,289

Schedule of main assumptions used in the measurement of the fair value of acquisitions
Type	Valuation technique	Significant unobservable inputs	Inter-relationship between signigicant unobservable and fair value measurement
Liabilities from acquisition	Market Comparison: The valuation model considered the acquisition price of companies of the similar size, sector.	-Acquisitions multiples ranges depending on the gross profit business plan achievement	The estimated fair value would increase (descrease) if: -The gross profit was higher (lower) in the period of the earn-out calculation.

Schedule of maximum credit risk exposure

The book value of financial assets represents the maximum credit exposure. The maximum credit risk exposure on financial information date was:

	December 31, 2022	December 31, 2021
Cash and cash equivalents	100,243	582,231
Financial investment	8,160	7,005
Trade accounts receivable	156,012	142,407
Total	264,415	731,643

Schedule of contractual maturities of financial liabilities

We present below the contractual maturities of financial liabilities including payment of estimated interest.

Non-derivative financial liabilities	Book value	Contractual cash flow	Up to 12 months	1–2 years	2–3 years	>3 years
Loans and financing	166,834	181,902	98,995	73,520	9,387	-
Trade and other payables	265,820	265,820	264,728	1,092	-	-
Liabilities from acquisitions	351,630	351,630	60,778	267,963	22,889	-
Lease liabilities	4,816	4,816	1,992	2,824	-	-
Total	789,100	804,168	426,493	345,399	32,276	-

Schedule of sensitivity analysis of derivative financial instruments

The table below presents three scenarios for the risk of decreasing or increasing of the CDI indexes. The base scenario was the index as of December 31, 2022 of 12.00% p.a. Scenario II represents a 25% increase or decrease and scenario III a 50% increase or decrease. The Company has loans and borrowings linked to the CDI rate (long-term interest rate).

Operation	Balance at December 31, 2022	Risk	Scenario I Current scenario	Scenario II	Scenario III
Financial investments	56,447	CDI decrease	6,774	5,080	3,387
			12.00%	9.00%	6.00%
Financial liabilities - financing	166,834	CDI increase	20,020	25,025	30,030
			12.00%	15.00%	18.00%

Schedule of net debt structure

The Company considers its net debt structure as loans and financing less cash and cash equivalents. The financial leverage ratios are summarized as follows:

	December 31, 2022	December 31, 2021
Loans and borrowings	166,834	208,138
Cash and cash equivalents	(100,243)	(582,231)
Net debt	66,591	(374,093)
Total equity	953,336	1,203,202
Net debt/equity (%)	0.07	(0.31)